Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Financing Receivables [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Finance receivables, net at December 31 were as follows (in millions):

	2015	2016
Consumer
Retail financing, gross	$62,068	$68,121
Unearned interest supplements from Ford and affiliated companies	(2,119)	(2,783)
Consumer finance receivables	59,949	65,338

Non-Consumer
Dealer financing (a)	36,037	36,951
Other financing	1,210	1,176
Non-Consumer finance receivables (b)	37,247	38,127
Total recorded investment (c)	$97,196	$103,465

Recorded investment in finance receivables	$97,196	$103,465
Allowance for credit losses	(373)	(484)
Finance receivables, net (a)	$96,823	$102,981

Net finance receivables subject to fair value (d)	$95,008	$100,857
Fair value	96,180	101,576
__________

(a)
At December 31, 2015 and 2016, includes $4.4 billion and $5.2 billion, respectively, of receivables generated by divisions and affiliates of Ford in connection with vehicle inventories released from Ford and in delivery to the destination dealers, and $508 million and $399 million, respectively, of dealer financing receivables with entities (primarily dealers) that are reported as consolidated subsidiaries of Ford. For the years ended December 31, 2014, 2015, and 2016, the interest earned on receivables from consolidated subsidiaries of Ford to which we provide financing was $5 million, $6 million, and $9 million, respectively. Consolidated subsidiaries of Ford include dealerships that are partially owned by Ford as consolidated VIEs and also certain overseas affiliates. The associated vehicles that are being financed by us are reported as inventory on Ford’s balance sheet.

(b)
The amount of interest earned from Ford and affiliated companies associated with purchased receivables and receivables from gate released vehicles in transit to dealers for the years ended December 31, 2014, 2015, and 2016, were $171 million, $183 million, and $167 million, respectively.

(c)
The amount of interest supplements from Ford and affiliated companies earned for the years ended December 31, 2014, 2015, and 2016 were $1.4 billion, $1.3 billion, and $1.6 billion, respectively, and the amount of interest supplements cash received related to consumer finance receivables totaled $1.3 billion, $1.5 billion, and $2.0 billion, respectively.

(d)
Included in Finance receivables, net at December 31, 2015 and 2016, was $1.8 billion and $2.1 billion, respectively, of net investment in direct financing leases that are not subject to fair value disclosure requirements.

Schedule of Financing Receivables, Minimum Payments [Table Text Block]
Contractual maturities of total finance receivables outstanding at December 31, 2016 reflect contractual repayments due from customers or borrowers and were as follows (in millions):

	Due in Year Ending December 31,
	2017	2018	2019	Thereafter	Total
Consumer
Retail financing, gross (a)	$19,460	$17,550	$14,185	$16,926	$68,121

Non-Consumer
Dealer financing	33,207	1,028	141	2,575	36,951
Other financing	1,176	—	—	—	1,176
Total finance receivables	$53,843	$18,578	$14,326	$19,501	$106,248
__________

(a)	Contractual maturities of retail financing, gross include $183 million of estimated unguaranteed residual values related to direct financing leases.

Schedule of Aging Analysis for Total Finance Receivables [Table Text Block]
The aging analysis of finance receivables balances at December 31 was as follows (in millions):

	2015	2016
Consumer
31-60 days past due	$708	$760
61-90 days past due	108	114
91-120 days past due	27	34
Greater than 120 days past due	38	39
Total past due	881	947
Current	59,068	64,391
Consumer finance receivables	59,949	65,338

Non-Consumer
Total past due	116	107
Current	37,131	38,020
Non-Consumer finance receivables	37,247	38,127
Total recorded investment	$97,196	$103,465

Non-Consumer Segment [Member]
Financing Receivables [Line Items]
Schedule of Financing Receivable Credit Quality Indicators [Table Text Block]
The credit quality analysis of our dealer financing receivables at December 31 was as follows (in millions):

	2015	2016
Dealer financing
Group I	$27,054	$29,926
Group II	7,185	5,552
Group III	1,687	1,380
Group IV	111	93
Total recorded investment	$36,037	$36,951